Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue (including related party revenue of $171,683 and $194,641, respectively)	$ 8,502,892	$ 5,997,987
Cost of revenue (including related party costs of $1,363,905 and $2,082,367, respectively)	6,138,363	4,448,202
Gross profit	2,364,529	1,549,785
Operating expenses:
Sales and marketing	82,904	119,597
Product development	299,512	203,400
Amortization of intangibles	686,691	477,518
Impairment expense		3,113,020
General and administrative (including share based compensation expense of $3,212,772 and $4,643,127, respectively, and related party expenses of $438,320 and $285,400, respectively)	8,033,685	8,140,432
Total operating expenses	9,102,792	12,053,967
Loss from operations	(6,738,263)	(10,504,182)
Other income (expenses):
Interest expense (including related party interest expense of $12,276 and $0, respectively)	(2,022,113)	(2,344,486)
Initial derivative expense	(3,340,554)
Change in derivative value due to anti-dilution adjustments	(2,642,175)
Change in fair value of derivative liability	(2,658,261)	1,138,604
Gain on forgiveness of debt	376,177
Grant income	10,768
Gain on sale of asset		27,000
Net recognized loss on marketable securities	(22,416)	(160,449)
Total other income (expenses)	(10,298,574)	(1,339,331)
Loss before income taxes	(17,036,837)	(11,843,513)
Provision for income taxes
Net loss	(17,036,837)	(11,843,513)
Net loss attributable to the noncontrolling interest		(30,716)
Net loss attributable to the controlling interest before preferred stock dividends	(17,036,837)	(11,812,797)
Preferred stock dividend		(140,410)
Net loss attributable to Recruiter.com Group, Inc. shareholders	$ (17,036,837)	$ (11,953,207)
Net loss per common share – basic and diluted (in Dollars per share)	$ (3.50)	$ (8.36)
Weighted average common shares – basic and diluted (in Shares)	4,873,657	1,429,737